Summary of Option Transactions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Exercise Price
Beginning Balance	$ 6.13	$ 6.16	$ 11.00
Options Forfeited / canceled / expired	4.05	6.25	12.35
Ending Balance	6.38	6.13	6.16
Exercisable at December 31	6.38	6.13	6.16
Ending Balance	$ 6.38	$ 6.13	$ 6.16
No. of Shares
Beginning Balance	37,000	49,000	225,000
Options exercised	0	0	0
Options Forfeited / canceled / expired	(4,000)	(12,000)	(176,000)
Ending Balance	33,000	37,000	49,000
Exercisable at December 31	33,000	37,000	49,000
Vested and expected to vest at December 31	33,000	37,000	49,000
Weighted- Average Remaining Contractual Term
Balance at December 31	1 year 6 months 25 days
Exercisable at December 31	1 year 6 months 25 days
Vested and expected to vest at December 31	1 year 6 months 25 days